OTHER EXPENSES BY FUNCTION	12 Months Ended
Dec. 31, 2019
OTHER EXPENSES BY FUNCTION
OTHER EXPENSES BY FUNCTION

27  – OTHER EXPENSES BY FUNCTION

Other expenses  by function are detailed as follows:

	01.01.2019	01.01.2018	01.01.2017
Details	12.31.2019	12.31.2018	12.31.2017
	ThCh$	ThCh$	ThCh$
Contingencies and non-operating fees	17,690,171	10,192,495	5,377,190
Tax on bank debits	4,356,973	4,653,929	7,669,234
Write-offs, disposal and loss of Property, plant and equipment	2,978,194	262,366	3,025,497
Others	1,157,509	948,973	629,550
Total	26,182,847	16,057,763	16,701,471